Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net

Prepaid expenses and other current assets consist of the following:

		December 31,
		2024	2025
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid deposits	(a)	—	1,687
Total prepaid expenses and other current assets		—	1,687
Less: allowance for credit losses		—	—
Prepaid expenses and other current assets, net		—	1,687

(a)	It relates to prepaid rental deposits.